PROPERTY AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6      PROPERTY AND EQUIPMENT, NET

As of March 31, 2022 and December 31, 2021, property and equipment consisted of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Furniture and fixtures	–	–
Equipment	77,031	78,802
Leasehold improvement	–	–
Vehicle	–	–
	77,031	78,802
Less: Accumulated depreciation	(8,587)	(7,557)
Property and equipment, net	68,444	71,245

Depreciation expenses for the three months ended March 31, 2022 and 2021 were $787 and $1,218, respectively.